SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 33-95928
File No. 811-4547

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                /X/

Pre-Effective Amendment No. ____                                                                                                   /   /

Post-Effective Amendment No. 40                                                                                                    /X/

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/

Amendment No. 40

VOYAGEUR MUTUAL FUNDS III
(Exact Name of Registrant as Specified in Charter)

One Commerce Square, Philadelphia, Pennsylvania 19103
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:                                        (800) 523-1918

Richelle S. Maestro, One Commerce Square, Philadelphia, Pennsylvania 19103
(Name and Address of Agent for Service)

Approximate Date of Public Offering:                                                           July 30, 2001

It is proposed that this filing will become effective:

___immediately upon filing pursuant to paragraph (b)
_X_on (July 30, 2001) pursuant to paragraph (b)
___60 days after filing pursuant to paragraph (a)(1)
___on (date) pursuant to paragraph (a)(1)
___75 days after filing pursuant to paragraph (a)(2)
___on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

        X this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY COMMENT

This Post-Effective Amendment No. 40 to the Registration Statement of Voyageur Mutual Funds III (the "Registrant") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 39 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission on May 25, 2001.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 23rd day of July, 2001.

VOYAGEUR MUTUAL FUNDS III

By /s/ Charles E. Haldeman, Jr.
          Charles E. Haldeman, Jr.
                    Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David K. Downes David K. Downes	President/Chief Executive Officer/Chief Operating Officer/Chief Financial Officer (Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer) and Trustee	July 23, 2001

/s/ Walter P. Babich Walter P. Babich	Trustee	July 23, 2001

/s/ John H. Durham John H. Durham	Trustee	July 23, 2001

/s/ Anthony D. Knerr Anthony D. Knerr	Trustee	July 23, 2001

/s/ Ann R. Leven Ann R. Leven	Trustee	July 23, 2001

/s/ Thomas F. Madison Thomas F. Madison	Trustee	July 23, 2001

/s/ Janet L. Yeomans Janet L. Yeomans	Trustee	July 23, 2001